Insurance (Tables)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Insurance Liabilities
Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2013	2012
	(In millions)
Retail	$35,844	$37,642
Corporate Benefit Funding	22,222	23,766
Corporate & Other	6,542	6,289
Total	$64,608	$67,697

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2011	$79	$281	$896	$1,256
Incurred guaranteed benefits	84	128	140	352
Paid guaranteed benefits	(25)	—	—	(25)
Balance at December 31, 2011	138	409	1,036	1,583
Incurred guaranteed benefits	108	402	332	842
Paid guaranteed benefits	(29)	—	—	(29)
Balance at December 31, 2012	217	811	1,368	2,396
Incurred guaranteed benefits	155	127	415	697
Paid guaranteed benefits	(17)	—	—	(17)
Balance at December 31, 2013	$355	$938	$1,783	$3,076
Ceded
Balance at January 1, 2011	$76	$97	$657	$830
Incurred guaranteed benefits	59	42	110	211
Paid guaranteed benefits	(21)	—	—	(21)
Balance at December 31, 2011	114	139	767	1,020
Incurred guaranteed benefits	56	129	267	452
Paid guaranteed benefits	(25)	—	—	(25)
Balance at December 31, 2012	145	268	1,034	1,447
Incurred guaranteed benefits	85	31	334	450
Paid guaranteed benefits	(15)	—	—	(15)
Balance at December 31, 2013	$215	$299	$1,368	$1,882
Net
Balance at January 1, 2011	$3	$184	$239	$426
Incurred guaranteed benefits	25	86	30	141
Paid guaranteed benefits	(4)	—	—	(4)
Balance at December 31, 2011	24	270	269	563
Incurred guaranteed benefits	52	273	65	390
Paid guaranteed benefits	(4)	—	—	(4)
Balance at December 31, 2012	72	543	334	949
Incurred guaranteed benefits	70	96	81	247
Paid guaranteed benefits	(2)	—	—	(2)
Balance at December 31, 2013	$140	$639	$415	$1,194

Fund Groupings
Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

	December 31,
	2013	2012
	(In millions)
Fund Groupings:
Equity	$46,559	$39,113
Balanced	41,894	37,528
Bond	4,270	4,678
Money Market	789	879
Total	$93,512	$82,198

Guarantees related to Annuity, Universal and Variable Life Contracts
Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

	December 31,
	2013		2012
	In the Event of Death	At Annuitization	In the Event of Death	At Annuitization
	(In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value	$100,420	$57,041	$89,671	$51,411
Separate account value	$95,637	$55,805	$84,106	$49,778
Net amount at risk	$2,230	$562	$3,117	$2,316
Average attained age of contractholders	64 years	64 years	63 years	63 years

	December 31,
	2013	2012
	Secondary Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account)	$6,360	$5,812
Net amount at risk	$91,264	$86,468
Average attained age of policyholders	58 years	58 years
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(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank
MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2013	2012
	(In millions)
FHLB of Boston	$64	$67
FHLB of Pittsburgh	$20	$11

Schedule of liability recorded and collateral pledged for funding agreements
The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2013	2012	2013		2012
	(In millions)
FHLB of Boston (1)	$450	$450	$808	(2)	$537	(2)
Farmer Mac (3)	$200	$200	$230		$230
FHLB of Pittsburgh (1)	$200	$—	$602	(2)	$595	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Balance at January 1,	$1,216	$1,079	$978
Less: Reinsurance recoverables	1,124	980	878
Net balance at January 1,	92	99	100
Incurred related to:
Current year	5	5	5
Prior years (1)	4	(2)	4
Total incurred	9	3	9
Paid related to:
Current year	—	—	—
Prior years	(11)	(10)	(10)
Total paid	(11)	(10)	(10)
Net balance at December 31,	90	92	99
Add: Reinsurance recoverables	1,235	1,124	980
Balance at December 31,	$1,325	$1,216	$1,079

______________

(1)
During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.